Long-Term Loans - Schedule of Long-Term Debt (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Long-term loans		$ 3,532	$ 2,960
Less - current maturities		(1,500)	(1,125)
Long-term loans	$ 662	$ 2,032	$ 1,835